Earnings (loss) per share and ADS (Tables)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share and ADS [Table Text Block]
For the years ended March 31, 2012, 2013 and 2014, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2012		2013		2014
Net loss		US$	(7,677,245)	US$	(11,432,223)	US$	(7,471,406)
Weighted average equity shares for basic and diluted earnings (loss) per share			13,758,635		13,795,178		13,795,178
Earnings /(loss) per share	– basic		(0.558)		(0.828)		(0.542)
	– diluted		(0.558)		(0.828)		(0.542)
Earnings / (loss) per ADS	– basic		(0.279)		(0.414)		(0.271)
	– diluted		(0.279)		(0.414)		(0.271)